Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

The PCC Committee’s practice is to grant annual equity awards, including stock options, to employees, including NEOs, in
February each year based on a schedule set at least one year in advance on a date that generally occurs after our year-end earnings have been announced. The timing of grants is in accordance with the Company’s compensation cycle, to incentivize the executives to deliver on the Company’s strategic objectives for the new year. The PCC Committee has delegated limited authority to the CEO to grant equity awards outside of our annual cycle for new hires, promotions, recognition, retention, or other purposes. These awards are only granted in the form of RSUs.

The PCC Committee does not grant equity awards in anticipation of the release of material nonpublic information and does not time the release of material nonpublic information based on equity award grant dates or vesting events. The Company has no program, plan or practice to time the grant of equity awards for the purpose of affecting the value of executive compensation.

Award Timing Method
The PCC Committee’s practice is to grant annual equity awards, including stock options, to employees, including NEOs, in
February each year based on a schedule set at least one year in advance on a date that generally occurs after our year-end earnings have been announced. The timing of grants is in accordance with the Company’s compensation cycle, to incentivize the executives to deliver on the Company’s strategic objectives for the new year. The PCC Committee has delegated limited authority to the CEO to grant equity awards outside of our annual cycle for new hires, promotions, recognition, retention, or other purposes. These awards are only granted in the form of RSUs.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
The PCC Committee does not grant equity awards in anticipation of the release of material nonpublic information and does not time the release of material nonpublic information based on equity award grant dates or vesting events. The Company has no program, plan or practice to time the grant of equity awards for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false